INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2020	Jan. 08, 2019
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 300		$ 300
Research and development credit receivables	200		200
Deferred tax liabilities	25,893		28,445		$ 19,800
Deferred tax expense (income)				$ 2,200
Deferred Tax Expenses Return To Provision Adjustment				$ 500
Current year losses			700
Increase (Decrease) in deferred tax liability	1,100		1,100
Iox [Member]
IfrsStatementLineItems [Line Items]
Research and development cash credits	200	$ 0
Deferred tax liabilities	$ 25,900		$ 28,400